Bank loan	12 Months Ended
Mar. 31, 2018
Bank loan
Bank loan

11Bank loan

On October 9, 2015, the Group borrowed RMB60,000 from Hangzhou Bank for one year. The loan bore a monthly fixed interest rate at 0.46%. The Group repaid the bank loan in full on September 13, 2016.